Annual Total Returns [BarChart] - LVIP American Income Allocation Fund - Standard Class	May 01, 2021
Bar Chart Table:
2011	2.86%
2012	8.66%
2013	8.95%
2014	6.20%
2015	(0.70%)
2016	5.62%
2017	10.27%
2018	(2.57%)
2019	14.30%
2020	14.17%